CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
OPERATING ACTIVITIES:
Net income from continuing operations		$ 38,153		$ 9,988	[1],[2],[3]
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization		24,241		17,511	[2]
Share-based compensation expense		2,995		3,119	[2]
Income tax expense		48,266		27,439	[1],[2],[3]
(Gain)/loss on fair value of derivative financial instruments, net		(794)		1,642	[2]
Deferred revenue recognized		(8,662)		(10,220)	[2]
Reclamation expenditures		(1,233)		(1,202)	[2]
Other non-cash items		10,506		10,253	[2]
Total changes in working capital and taxes paid		(29,468)		(8,409)	[2]
Net cash provided by operating activities of continuing operations		84,004		50,121	[2]
Net cash used in operating activities of discontinued operations		(23,915)		(27,280)	[2]
Net cash provided by operating activities		60,089		22,841	[2]
INVESTING ACTIVITIES:
Additions to mining interests		(45,224)		(60,123)	[2]
Change in accounts payable and deposits on mine equipment and material		(960)		1,217	[2]
(Increase)/decrease in restricted cash		(1,041)		2,418	[2]
Net cash used in investing activities of continuing operations		(47,225)		(56,488)	[2]
Net cash used in investing activities of discontinued operations		(7,475)		(10,923)	[2]
Cash flows used in investing activities		(54,700)		(67,411)	[2]
FINANCING ACTIVITIES:
Proceeds from debt facilities, net		9,114		57,386	[2]
Principal payments on debt facilities		(10,000)		(55,784)	[2]
Payments of lease liabilities		(1,694)		(1,416)	[2]
Exercise of stock options and DSUs and settlement of PRSUs		4,653		1,269	[2]
Net cash provided by financing activities of continuing operations		2,073		1,455	[2]
Net cash used in financing activities of discontinued operations		(20)		(25)	[2]
Cash flows (used in)/provided by financing activities		2,053		1,430	[2]
Increase/(decrease) in cash and cash equivalents		7,442		(43,140)	[2]
Cash and cash equivalents, beginning of period	[2]	53,367	[4]	96,507
Cash and cash equivalents, end of period		$ 60,809		$ 53,367	[2],[4]

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.
[3]	The results of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.
[4]	Please refer to Note 28 for information on revised prior period comparatives.